Preferred and Common Stock	6 Months Ended
Jun. 30, 2020
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK

NOTE 10: PREFERRED AND COMMON STOCK

Vested, Surrendered and Forfeited

During the three and six month periods ended June 30, 2020, 1,230 restricted shares of common stock were forfeited and 84,336 restricted stock units issued to the Company’s employees vested, respectively.

During the three and six month periods ended June 30, 2019, 0 and 59 restricted shares of common stock, were forfeited upon termination of employment, respectively.

Conversion of Preferred Stock

During the year ended December 31, 2019, 3,289 shares of convertible preferred stock were converted into 352,770 shares of common stock including 23,870 shares of common stock being unpaid dividend. The shares of convertible preferred stock were converted pursuant to their original terms, which provided that ten years after the issuance date the then-outstanding shares of preferred stock would automatically convert into a number of fully paid and non-assessable shares of common stock determined by dividing the amount of the liquidation preference ($10,000 per share) by a conversion price equal to $10.00 per share of common stock. Following the conversion of 1,980 shares, the Company cancelled the undeclared preferred dividend of the converted shares of $1,471. The cancelled undeclared dividend was converted to 14,711 shares of common stock with a fair value of $75 at the date of issuance. Following the conversion of 1,309 shares, the Company cancelled the undeclared preferred dividend of the converted shares of $916. The cancelled undeclared dividend was converted to 9,159 shares of common stock with a fair value of $41 at the date of issuance. During the three month period ended June 30, 2020 no conversion was effected. During the six month period ended June 30, 2020, 210 shares of convertible preferred stock were converted into 22,712 shares of common stock including 1,712 shares of common stock being unpaid dividend. Following the conversion of 210 shares, the Company cancelled the undeclared preferred dividend of the converted shares of $171. The cancelled undeclared dividend was converted to 1,712 shares of common stock with a fair value of $6 at the date of issuance (See also Note 13).

Issuance of Cumulative Perpetual Preferred Stock

The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and Series H, with a liquidation preference of $2,500 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference, which increased by 0.25% as of July 15, 2017 for each of Series G and Series H. The Company has accounted for these shares as equity.

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H. Total undeclared preferred dividends as of June 30, 2020 were $22,656 (net of cancelled dividends).

Series G and Series H American Depositary Shares Exchange Offer

On December 21, 2018, Navios Holdings announced that it commenced an offer to exchange cash and/or newly issued 2024 Notes for approximately 66 2/3% of each of the outstanding Series G American Depositary Shares and Series H American Depositary Shares.

As of March 21, 2019, a total of 10,930 Series H were validly tendered representing a net aggregate nominal value of approximately $26,297. Navios Holdings paid $997 for tender offer expenses, approximately $4,188 as cash consideration and issued a total of approximately $4,747 in aggregate principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $16,365 was recorded in retained earnings. Following the completion of the offer, the Company cancelled the undeclared preferred dividend of Series H of $7,678.

As of April 18, 2019, a total of 8,841 Series G were validly tendered representing a net aggregate nominal value of approximately $21,271. Navios Holdings paid $620 for tender offer expenses, approximately $4,423 cash consideration and issued a total of approximately $3,879 principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $12,568 was recorded in retained earnings. Following the completion of the offer, the company cancelled the undeclared preferred dividend of series G of $6,798.

Issuances to Employees, Officers and Directors

On December 18, 2019, pursuant to the stock plan approved by the Board of Directors, 16,000 shares of common stock were granted to Navios Holdings officers and directors and issued on December 18, 2019.

On February 1, 2019, pursuant to the stock plan approved by the Board of Directors, 151,515 shares of common stock were granted to Navios Holdings employees, officers and directors.

Navios Logistics’ board of directors declared a $27,500 dividend, which was paid on February 21, 2020, out of which the amount of $17,552 was paid to Navios Holdings and the amount of $9,948 to Navios Logistics’ noncontrolling shareholders.

Navios Holdings had outstanding as of June 30, 2020 and December 31, 2019, 13,466,174 and 13,360,356 shares of common stock, respectively, and preferred stock 23,032 (5,350 Series G and 17,682 Series H) and 23,242 (5,350 Series G, 17,682 Series H and 210 shares of convertible preferred stock) as of June 30, 2020 and December 31, 2019, respectively.